Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings	AOCI	Noncontrolling Interests
Beginning balance at Dec. 31, 2020	$ 70,912	$ 6,745	$ 8,048	$ 35,843	$ 19,455	$ 716	$ 105
Beginning balance (in shares) at Dec. 31, 2020		1,348,961
Add (Deduct):
Net income (loss)	6,437				6,440		(3)
OCI	(2,320)					(2,320)
Stock transactions:
Issued in connection with equity awards, net	(93)	$ 32		(120)	(5)
Issued in connection with equity awards, net (in shares)		6,466
Repurchase of common stock (in shares)		(27,609)
Repurchase of common stock	(1,616)	$ (138)		(1,478)
Redemption of preferred stock	(1,415)		(1,375)		(40)
Cash dividends declared on common stock	(2,485)				(2,485)
Cash dividends declared on preferred stock	(367)				(367)
Equity-based compensation expense	320			320
Other, net	(102)			0	0		(102)
Ending balance at Dec. 31, 2021	69,271	$ 6,639	6,673	34,565	22,998	(1,604)	0
Ending balance (in shares) at Dec. 31, 2021		1,327,818
Add (Deduct):
Net income (loss)	6,267				6,260		7
OCI	(11,997)					(11,997)
Stock transactions:
Issued in connection with equity awards, net	(99)	$ 21		(115)	(5)
Issued in connection with equity awards, net (in shares)		4,119
Repurchase of common stock (in shares)		(5,108)
Repurchase of common stock	(250)	$ (26)		(224)
Cash dividends declared on common stock	(2,656)				(2,656)
Cash dividends declared on preferred stock	(333)				(333)
Equity-based compensation expense	318			318
Other, net	16						16
Ending balance at Dec. 31, 2022	$ 60,537	$ 6,634	6,673	34,544	26,264	(13,601)	23
Ending balance (in shares) at Dec. 31, 2022	1,326,829	1,326,829
Add (Deduct):
Net income (loss)	$ (1,047)				(1,091)		44
OCI	1,095					1,095
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	1,413			1,317			96
Stock transactions:
Issued in connection with equity awards, net	22	$ 35		(4)	(9)
Issued in connection with equity awards, net (in shares)		6,914
Cash dividends declared on common stock	(2,770)				(2,770)
Cash dividends declared on preferred stock	(361)				(361)
Equity-based compensation expense	320			320
Other, net	44			0	55		(11)
Ending balance at Dec. 31, 2023	$ 59,253	$ 6,669	$ 6,673	$ 36,177	$ 22,088	$ (12,506)	$ 152
Ending balance (in shares) at Dec. 31, 2023	1,333,743	1,333,743